Property, Plant and Equipment (Details) - Schedule of quantity of BVVE held by the company $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)
Property, Plant and Equipment (Details) - Schedule of quantity of BVVE held by the company [Line Items]
Quantity opening balance	$ 27,108
Quantity ending balance	41,390
Additions during the period	17,569
Dispositions during the period	(3,287)
MicroBT Whatsminer (BTC) [Member]
Property, Plant and Equipment (Details) - Schedule of quantity of BVVE held by the company [Line Items]
Quantity opening balance	8,394	[1]
Quantity ending balance	18,675	[1]
Additions during the period	10,397	[1]
Dispositions during the period	(116)	[1]
Bitmain S19j Pro [Member]
Property, Plant and Equipment (Details) - Schedule of quantity of BVVE held by the company [Line Items]
Quantity opening balance
Quantity ending balance	7,172
Additions during the period	7,172
Dispositions during the period
Innosilicon T3 & T2T (BTC) [Member]
Property, Plant and Equipment (Details) - Schedule of quantity of BVVE held by the company [Line Items]
Quantity opening balance	6,446	[2]
Quantity ending balance	6,446	[2]
Additions during the period		[2]
Dispositions during the period		[2]
Canaan Avalon A10 (BTC) [Member]
Property, Plant and Equipment (Details) - Schedule of quantity of BVVE held by the company [Line Items]
Quantity opening balance	1,024
Quantity ending balance	1,024
Additions during the period
Dispositions during the period
Other Bitmain Antminers (BTC) [Member]
Property, Plant and Equipment (Details) - Schedule of quantity of BVVE held by the company [Line Items]
Quantity opening balance	11,244	[3]
Quantity ending balance	8,073	[3]
Additions during the period		[3]
Dispositions during the period	$ (3,171)	[3]

[1]	Includes 4,311 M20S, 2,062 M30S, 6,391 M31S and 5,911 M31S+ miners
[2]	Includes 5,082 T3 and 1,364 T2T miners
[3]	Includes 1,645 Antminer T15 and 368 Antminer S15, and 6,060 Antminer S9 miners that were classified as assets held for sale as described in Note 9b.